Income Tax and Social Contribution - Demonstration of Income Tax and Social Contribution Expense (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Major components of tax expense (income) [abstract]
Income before income tax and social contribution	R$ 32,211	R$ 38,192	R$ 18,265
Charges (income tax and social contribution) at the rates in effect (Note 2.4 k)	(14,495)	(17,187)	(7,611)
Increase / decrease in income tax and social contribution charges arising from:
Share of profit or (loss) of associates and joint ventures net	169	165	176
Foreign exchange variation on investments abroad	397	(4,313)	8,329
Interest on capital	3,873	3,617	2,585
Corporate reorganizations (Note 2.4 a III)	628	628	631
Dividends and interest on external debt bonds	420	365	271
Other nondeductible expenses net of non taxable income	4,469	12,827	(13,346)
Income tax and social contribution expenses	(4,539)	(3,898)	(8,965)
Related to temporary differences
Increase (reversal) for the period	(3,474)	(10,774)	13,006
Increase (reversal) of prior periods	70	62	(71)
Increase in the social contribution tax rate (Note 27b III)			3,921
(Expenses)/Income related to deferred taxes	(3,404)	(10,712)	16,856
Total income tax and social contribution expenses	R$ (7,943)	R$ (14,610)	R$ 7,891